Expense Example {- Fidelity Women's Leadership ETF} - 09.30 Fidelity Sustainable U.S. Equity & Women's Leadership ETFs - Combo PRO-08 - Fidelity Women's Leadership ETF - Fidelity Women's Leadership ETF
Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 61
3 years	190
5 years	331
10 years	$ 742